Bonds (Details 5 - Textuals)	12 Months Ended
Dec. 31, 2024
Bonds and financing
Information about covenants by bond issuer

The bond issued by Somos Sistemas requires the maintenance of certain financial indicators “covenants” which are quarterly calculated based on Somos Sistemas Consolidated financial statements. The period of covenants compliance comprises 12 months immediately prior to the end of each year being the first quarterly of analysis after the bonds were issued and based on ratio between adjusted net debt by adjusted consolidated EBITDA. The net debt adjusted EBITDA ratio should be equal to 3.50% or less. This ratio cannot be breached for two consecutive periods or three alternate periods.

Consolidated net debt: Company’s total debt (short- and long-term loans and financing, including capital markets operations, less cash equivalents cash which could be withdrawn until five business days added by accounts payable for business combinations)

Adjusted consolidated EBITDA: Earnings before income taxes, depreciation and amortization, financial results (excluding financial expenses), and non-recurring expenses.

Bonds with third parties [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio	2.06%